Write-Downs of Long-Lived Assets (Tables)	9 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Long-Lived Assets Classified as Held for Sale
As of March 31, 2022 and December 31, 2022, the long-lived assets and liabilities associated with those assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2022	As of December 31, 2022
Investment in operating leases	¥35,061	¥13,359
Property under facility operations	8,376	8
Office facilities	1,375	0
Other assets	1,556	0
Other liabilities	1,761	0

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets
For the nine months ended December 31, 2021 and 2022, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥15,068 million and ¥1,807 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Nine months ended December 31, 2021		Nine months ended December 31, 2022
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Commercial facilities other than office buildings	¥757	2	¥0	—
Condominiums	13	2	0	—
Others*	11,878	—	75	—

Total	¥12,648	—	¥75	—

	Nine months ended December 31, 2021		Nine months ended December 31, 2022
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Office buildings	¥0	0	¥1,535	2
Commercial facilities other than office buildings	11	1	51	2
Condominiums	3	4	3	3
Others*	2,406	—	143	—

Total	¥2,420	—	¥1,732	—

*
For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the nine months ended December 31, 2021 include write-downs of ¥11,641 million of property under facility operations and others held by a subsidiary and ¥2,331 million of two aircrafts.

For the three months ended December 31, 2021 and 2022, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥14,980 million and ¥1,554 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Three months ended December 31, 2021		Three months ended December 31, 2022
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Commercial facilities other than office buildings	¥757	2	¥0	0
Condominiums	12	1	0	0
Others*	11,878	—	19	—

Total	¥12,647	—	¥19	—

	Three months ended December 31, 2021		Three months ended December 31, 2022
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Office buildings	¥0	0	¥1,535	2
Condominiums	2	3	0	0
Others*	2,331	—	0	—

Total	¥2,333	—	¥1,535	—

*
For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the three months ended December 31, 2021 include write-downs of ¥11,641 million of property under facility operations and others held by a subsidiary and ¥2,331 million of two aircrafts.